Interests in associates (Details) - CHF (SFr)		3 Months Ended		6 Months Ended		15 Months Ended
	Apr. 02, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
General information
Beginning of the period				SFr 7,087,142
Share of the net loss for the period of Neurosterix's Group		SFr (1,231,845)	SFr (530,749)	(2,079,296)	SFr (530,749)
End of period		5,007,846		5,007,846		SFr 5,007,846
Neurosterix US Holdings LLC
General information
Percentage of equity interest received	20.00%
Neurosterix Group
General information
Beginning of the period		6,239,691		7,087,142		9,430,000
Fair value of Neurosterix US Holdings LLC equity interest on April 2, 2024			9,428,400		9,428,400
Share of the net loss for the period of Neurosterix's Group		(1,231,845)	(530,749)	(2,079,296)	(530,749)	(4,300,000)
End of period	SFr 9,430,000	SFr 5,007,846	SFr 8,897,651	SFr 5,007,846	SFr 8,897,651	SFr 5,007,846